Prepayments and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details)		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Deposits		$ 471,078	$ 60,524	$ 421,157
Prepayments to suppliers		1,371,095	176,159	3,549,283
Prepaid expenses	[1]	17,279,167	2,220,031	28,391,667
Input VAT		4,100,393	526,819	2,475,923
Others		99,930	12,839	627,725
Total		23,321,663	2,996,372	35,465,755
Less: non-current portion		(9,804,167)	(1,259,641)	(14,191,667)
Current portion		$ 13,517,496	$ 1,736,731	$ 21,274,088

[1]	Note 1: The prepaid expenses mainly represented the amount prepaid to service providers for advertising, marketing and consultancy services for promotion and business strategy of the Company for a period ranging from one to three years. The amounts paid were non-refundable and non-cancellable and will be charged to statements of operations over the service period in which the services are expected to be evenly received during the service periods.